PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, Cost	$ 36,451	$ 34,445
Accumulated depreciation	32,832	31,077
Depreciated cost	3,619	3,368
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	23,463	21,844
Accumulated depreciation	21,556	20,305
Office Furniture and Equipment [Member]
Property, plant and equipment, Cost	10,652	10,299
Accumulated depreciation	9,473	9,169
Leasehold Improvements [Member]
Property, plant and equipment, Cost	2,336	2,302
Accumulated depreciation	$ 1,803	$ 1,603